QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2015
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 878,496,000	€ 732,947,000
Allowance for doubtful accounts	24,346,000	21,993,000
Trade receivables	211,399,000	239,410,000
Exchange gain (loss) on translating foreign operations	5,986,000	(15,346,000)	€ 4,118,000
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	53,800,000	11,943,000
Trade receivables	36,772,000	32,336,000
Loans to consumers
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	6,457,000	6,948,000	11,556,000
Trade receivables
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	24,346,000	21,993,000	19,174,000
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	(13,293,000)	(18,059,000)	8,335,000
Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of credit risk exposure [line items]
Principal amount of borrowings				€ 500,000,000
The Facility
Disclosure of credit risk exposure [line items]
Principal amount of borrowings				2,500,000,000.0
Term Loan
Disclosure of credit risk exposure [line items]
Principal amount of borrowings				€ 1,500,000,000
Borrowings from banks | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of credit risk exposure [line items]
Capacity under borrowing facility	€ 500,000,000	500,000,000
Financial services companies
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations			€ 58,808,000
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	(0.10%)
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 251,000	225,000
Interest rate risk | Borrowings from banks
Disclosure of credit risk exposure [line items]
Risk exposure percent	37.00%
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 106,400,000	€ 45,439,000
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	49.00%	51.00%
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Trade receivables	€ 128,396,000	€ 172,492,000
Euro Member Countries, Euro | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	57.00%	62.00%
Bottom of range | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Average risk exposure hedged, percent	90.00%